Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO (4)	Compensation Actually Paid to PEO (5)	Average Summary Compensation Total for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs (4)	Company Total Share Return (6)	Peer Group Total Share Return (6)	Net Income (Loss) (in thousands)	Revenue (in thousands)
2022 (1)	$8,446,001	$(10,330,753)	$5,867,923	$(1,399,218)	$60.66	$129.82	$(124,717)	$685,083
2021 (2)	$10,853,303	$18,283,167	$6,107,485	$9,373,883	$210.09	$199.80	$(146,334)	$535,404
2020 (3)	$8,736,832	$16,594,512	$3,076,447	$6,536,815	$160.94	$157.33	$(98,849)	$411,486

Company Selected Measure Name	Revenue
Named Executive Officers, Footnote [Text Block]
For 2022, the PEO was our CEO, Corey Thomas, and the other NEOs were Tim Adams, Andrew Burton, Christina Luconi and Jeff Kalowski. Mr. Kalowski retired from his role as Chief Financial Officer effective as of January 3, 2022 and he continued to consult with the Company in an advisory capacity from January 3, 2022 through March 31, 2022 for which he received $87,692. The Average Summary Compensation Total for Non-PEO NEOs excluding Jeff Kalowski was $7,794,667 and the Average Compensation Actually Paid to Non-PEO NEOs was $(1,894,856).
	For 2021, the PEO was our CEO, Corey Thomas, and the other NEOs were Jeff Kalowski, Andrew Burton, Christina Luconi and Lee Weiner.For 2020, the PEO was our CEO, Corey Thomas, and the other NEOs were Jeff Kalowski, Andrew Burton, Christina Luconi and Lee Weiner.
Peer Group Issuers, Footnote [Text Block]	TSR is cumulative for the measurement periods beginning on December 31, 2019 and ending on December 31 of each of 2022, 2021 and 2020, respectively, calculated in accordance with Item 201(e) of Regulation S-K. The peer group for purposes of this table is the the Nasdaq Computer Index, which is the one of the peer groups used for purposes of the Stock Performance Graph set forth in the Company’s Annual Report on Form 10-K for the year ended December 31, 2022 (the "Peer Group").
PEO Total Compensation Amount	$ 8,446,001	$ 10,853,303	$ 8,736,832
PEO Actually Paid Compensation Amount	$ (10,330,753)	18,283,167	16,594,512
Adjustment To PEO Compensation, Footnote [Text Block]

Adjustments	2022		2021		2020
	PEO	Non-PEO NEOs	PEO	Non-PEO NEOs	PEO	Non-PEO NEOs
SCT Total Compensation	$8,446,001	$5,867,923	$10,853,303	$6,107,485	$8,736,832	$3,076,447
Less: Amounts reported under the Stock Awards column of the SCT for the applicable year	(8,000,001)	(5,575,000)	(9,723,052)	(5,421,524)	(7,965,974)	(2,541,636)
Add: Fair value of awards granted during the applicable year that remain unvested as of the applicable year end, determined as of the applicable year end	2,254,709	1,588,319	10,288,107	5,723,206	9,638,194	3,075,448
Add: Change in fair value of awards granted in prior years that remain unvested as of the applicable year end, determined based on change in fair value from prior year end to applicable year	(9,263,516)	(2,570,734)	3,371,104	1,326,981	4,596,132	2,263,678
Add: Fair value of awards granted and vested in the applicable year, determined as of the vesting date	878,092	282,636	2,074,234	1,107,920	1,444,332	460,661
Add: Change in fair value of awards granted in prior years that vested during the applicable year, determined based on change in fair value from prior year end to the vesting date	(4,646,038)	(992,362)	1,419,471	529,815	144,996	202,217
Total compensation actually paid	$(10,330,753)	$(1,399,218)	$18,283,167	$9,373,883	$16,594,512	$6,536,815

Non-PEO NEO Average Total Compensation Amount	$ 5,867,923	6,107,485	3,076,447
Non-PEO NEO Average Compensation Actually Paid Amount	$ (1,399,218)	9,373,883	6,536,815
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Adjustments	2022		2021		2020
	PEO	Non-PEO NEOs	PEO	Non-PEO NEOs	PEO	Non-PEO NEOs
SCT Total Compensation	$8,446,001	$5,867,923	$10,853,303	$6,107,485	$8,736,832	$3,076,447
Less: Amounts reported under the Stock Awards column of the SCT for the applicable year	(8,000,001)	(5,575,000)	(9,723,052)	(5,421,524)	(7,965,974)	(2,541,636)
Add: Fair value of awards granted during the applicable year that remain unvested as of the applicable year end, determined as of the applicable year end	2,254,709	1,588,319	10,288,107	5,723,206	9,638,194	3,075,448
Add: Change in fair value of awards granted in prior years that remain unvested as of the applicable year end, determined based on change in fair value from prior year end to applicable year	(9,263,516)	(2,570,734)	3,371,104	1,326,981	4,596,132	2,263,678
Add: Fair value of awards granted and vested in the applicable year, determined as of the vesting date	878,092	282,636	2,074,234	1,107,920	1,444,332	460,661
Add: Change in fair value of awards granted in prior years that vested during the applicable year, determined based on change in fair value from prior year end to the vesting date	(4,646,038)	(992,362)	1,419,471	529,815	144,996	202,217
Total compensation actually paid	$(10,330,753)	$(1,399,218)	$18,283,167	$9,373,883	$16,594,512	$6,536,815

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid versus Company TSR

For the three years presented above, the "compensation actually paid" for both our PEO and Non-PEO NEOs as a group (excluding our PEO) has been aligned with the Company’s TSR. The correlation between compensation actually paid with the Company’s TSR over the period presented is because a significant portion of the "compensation actually paid" to the PEO and the Non-PEO NEOs is comprised of equity awards, the value of which is subject to change due to volatility of our stock price.

As reflected in the tables above, changes in the market price of our common stock from one measurement date to another can have a significant impact on the calculation of “compensation actually paid” to our NEOs, as determined pursuant to the SEC rule. As noted above, in the case of equity-based awards, “compensation actually paid” is calculated based on the fair value of such awards as of particular measurement dates and does not reflect compensation actually earned, realized or received by our NEOs. In particular, the price of our common stock was at a relative high point as of December 31, 2021 ($117.69) and at a relative low point as of December 30, 2022 ($33.98) resulting in a decline of almost $10 million in the fair value of stock options and RSUs held by our PEO that were outstanding and unvested on both dates, thereby resulting in a significant amount of negative “compensation actually paid” for 2022.

Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid versus Net Income (Loss)

We expect to continue to incur losses for the foreseeable future. Consequently, we did not use Net Income (Loss) as a performance measure in our executive compensation program. As shown in the Pay versus Performance table above, the Company’s Net Income (Loss) has varied over the three-year measurement period and the changes are not proportionally correlated with the “compensation actually paid” to our PEO or Non-PEO NEOs. As such, we do not believe there is any meaningful relationship between our Net Income (Loss) and compensation actually paid to our PEO or Non-PEO NEOs during the periods presented.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Compensation Actually Paid versus Revenue

As noted above, while ARR is the key performance measure that we use in determining the payout under our annual Bonus Plan we utilized Revenue for purposes of the table. For the periods presented, there is an inverse correlation between Revenue and “compensation actually paid” to our PEO or Non-PEO NEOs, largely due to the change in the value of the equity awards due to stock volatility described above and our levels of achievement against our performance goals.

Total Shareholder Return Vs Peer Group [Text Block]	Compensation Actually Paid versus Peer Group TSR; Company TSR versus Peer Group TSRWhile there is no direct link between “compensation actually paid” to our PEO and Non-PEO NEOs and the TSR of our Peer Group, the two were generally aligned in respect of three years presented above due to the alignment between “compensation actually paid” and the Company’s TSR over the period. The Company’s TSR has generally moved in a manner consistent with the TSR of our Peer Group. However, Company TSR in 2021 exceeded that of the Nasdaq Computer Index and reflected our growth and Company performance during that period. Generally, our TSR and the TSR of our Peer Group has fluctuated over the period presented due to various factors, including but not limited to, economic instability caused by the COVID-19 pandemic and macroeconomic pressures.
Tabular List [Table Text Block]

Performance Measure	Description
ARR ($)	Annualized recurring revenue is a financial measure that we define as the annual value of all recurring revenue related to contracts in place at the end of the period.
Revenue	Revenue (determined on a consolidated basis) is a GAAP measure reported in our audited financial statements.
Non-GAAP Operating Income
Non-GAAP income (loss) from operations is a non-GAAP financial measure, which represents the GAAP income (loss) from operations, excluding stock-based compensation expense, amortization of acquired intangible assets and certain other items, such as acquisition-related expenses and litigation-related expenses.

Non-GAAP Operating Margin	Non-GAAP operating margin is a non-GAAP financial measure defined as Non-GAAP Operating Income divided by revenue.
Free Cash Flow	Free cash flow is a non-GAAP measure defined as cash provided by operating activities less purchases of property and equipment and capitalization of internal-use software costs.

Total Shareholder Return Amount	$ 60.66	210.09	160.94
Peer Group Total Shareholder Return Amount	129.82	199.80	157.33
Net Income (Loss)	$ (124,717,000)	$ (146,334,000)	$ (98,849,000)
Company Selected Measure Amount	685,083,000	535,404,000	411,486,000
PEO Name	Corey Thomas	Corey Thomas	Corey Thomas
Additional 402(v) Disclosure [Text Block]	As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid and certain financial performance of the Company. The following table sets forth information regarding compensation for our principal executive officer (“PEO”) and average compensation related to our other named executive officers (“NEOs”), both as reported in the Summary Compensation Table and with certain adjustments to reflect the “compensation actually paid” to such individuals, as defined under the SEC rules, for each of 2022, 2021 and 2020. The table also provides information on our cumulative total shareholder return (“TSR”), the cumulative TSR of our peer group, our Net Income (Loss) and Revenue over such years in accordance with the SEC rules. Although we selected Revenue as our “most important financial performance measure” used to link “compensation actually paid” to our PEO and other NEOs to our performance for 2022, we consider ARR to be the most important performance measure for purposes of linking executive compensation to our performance. As discussed in more detail in the Compensation Discussion and Analysis section of this Proxy Statement, our Compensation Committee believes that utilizing the ARR metric aligns with the primary driver of revenue growth and orientation of the Company and our sales compensation around ARR. It is also the key performance measure that we use in determining the payout under our annual Bonus Plan as well as in our 2023 PSU design. However, ARR is not considered a “financial performance measure” within the meaning of the SEC’s pay versus performance rules, so we selected Revenue for purposes of the table below. For further information regarding our performance-based approach to executive compensation and how the Company aligns executive compensation with the Company’s performance, see “Compensation Discussion and Analysis.”Amounts in these columns represent the amounts in the the “Total” column for the PEO and the average amounts from the "Total" column for the other NEOs set forth in the Summary Compensation Table (“SCT”) on page 40. See the footnotes to the SCT for further detail regarding the amounts in these columns.The amounts reported in these columns represent the amounts of "compensation actually paid” for the PEO and average compensation “actually paid” for our non-PEO NEOs. The dollar amounts do not reflect the actual amounts of compensation earned by or paid to such individuals during the applicable year. The amounts are computed in accordance with Item 402(v) of Regulation S-K by deducting and adding the following amounts from the “Total" column of the SCT (pursuant to SEC rules, fair value at each measurement date is computed in a manner consistent with the fair value methodology used to account for share-based payments in our financial statements under GAAP).Reflects “Net Income (Loss)” for each applicable year as set forth in our Consolidated Statements of Operations included in our Annual Report on Form 10-K for each of the applicable years.Reflects “Revenue” for each applicable year as set forth in our Consolidated Statements of Operations included in our Annual Report on Form 10-K for each of the applicable years.
Relationship Between “Compensation Actually Paid” and Performance Measures

We believe the “compensation actually paid” in each of the years reported above and over the three-year cumulative period are reflective of the Compensation Committee’s emphasis on “performance based compensation” and demonstrated by the fluctuations year-over-year, primarily due to the result of our stock performance and our varying levels of achievement against pre-established performance goals under our executive compensation program.
Financial Performance Measures

As described in detail above under “Compensation Discussion and Analysis,” the Company’s executive compensation program consists of several compensation elements reflecting the Company’s compensation philosophy.

Listed below are the financial and non-financial performance measures which in our assessment represent the most important performance measures we use to link compensation actually paid to our NEOs, for 2022, to company performance.
	Revenue (determined on a consolidated basis) is a GAAP measure reported in our audited financial statements.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	ARR ($)
Non-GAAP Measure Description [Text Block]	Annualized recurring revenue is a financial measure that we define as the annual value of all recurring revenue related to contracts in place at the end of the period.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Revenue
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Non-GAAP Operating Income
Non-GAAP Measure Description [Text Block]	Non-GAAP income (loss) from operations is a non-GAAP financial measure, which represents the GAAP income (loss) from operations, excluding stock-based compensation expense, amortization of acquired intangible assets and certain other items, such as acquisition-related expenses and litigation-related expenses.
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Non-GAAP Operating Margin
Non-GAAP Measure Description [Text Block]	Non-GAAP operating margin is a non-GAAP financial measure defined as Non-GAAP Operating Income divided by revenue.
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Free Cash Flow
Non-GAAP Measure Description [Text Block]	Free cash flow is a non-GAAP measure defined as cash provided by operating activities less purchases of property and equipment and capitalization of internal-use software costs.
PEO [Member] | Stock Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (8,000,001)	$ (9,723,052)	$ (7,965,974)
PEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,254,709	10,288,107	9,638,194
PEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(9,263,516)	3,371,104	4,596,132
PEO [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	878,092	2,074,234	1,444,332
PEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,646,038)	1,419,471	144,996
Non-PEO NEO [Member] | Stock Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(5,575,000)	(5,421,524)	(2,541,636)
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,588,319	5,723,206	3,075,448
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,570,734)	1,326,981	2,263,678
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	282,636	1,107,920	460,661
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (992,362)	$ 529,815	$ 202,217